Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
OPERATING ACTIVITIES
Profit of the period	$ 2,474	$ 3,074
Depreciation, amortization and impairment	2,477	2,367
Net finance cost/(income)	2,268	2,346
Equity-settled share-based payment expense	237	345
Income tax expense	1,244	1,231
Other non-cash items	(225)	(127)
Share of result of associates and joint ventures	1,014	(100)
Cash flow from operating activities before changes in working capital and use of provisions	9,489	9,134
Decrease/(increase) in trade and other receivables	(581)	(755)
Decrease/(increase) in inventories	(833)	(894)
Increase/(decrease) in trade and other payables	(1,925)	322
Pension contributions and use of provisions	(195)	(258)
Cash generated from operations	5,955	7,549
Interest paid	(2,082)	(2,238)
Interest received	177	72
Dividends received	50	86
Income tax paid	(1,918)	(1,530)
Cash flow from operating activities	2,182	3,939
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(2,002)	(2,174)
Proceeds from sale of property, plant and equipment and of intangible assets	63	70
Acquisition of subsidiaries, net of cash acquired	(44)	(210)
Sale of other subsidiaries, net of cash disposed of	0	7
Net proceeds from sale/(acquisition) of other assets	66	98
Cash flow from / (used in)investing activities	(1,917)	(2,209)
FINANCING ACTIVITIES
Sale/(purchase) of non-controlling interests	(52)	(8)
Proceeds from borrowings	68	370
Payments on borrowings	(3,520)	(8,369)
Cash net finance (cost)/income other than interests	(326)	(462)
Payment of lease liabilities	(286)	(256)
Dividends paid	(1,276)	(1,382)
Cash flow from / (used in) financing activities	(5,392)	(10,107)
Net increase/(decrease) in cash and cash equivalents	(5,128)	(8,377)
Cash and cash equivalents less bank overdrafts at beginning of year	12,043	15,247
Effect of exchange rate fluctuations	(18)	(126)
Cash and cash equivalents less bank overdrafts at end of period	$ 6,897	$ 6,744

[1]	Amended to conform to 2022 presentation.